Selling and general and administrative expenses (Tables)	6 Months Ended
Sep. 30, 2025
Selling And General And Administrative Expenses
Schedule of operating expenses

Operating expenses consisted of the followings:

	For the six months ended September 30,
	2025	2024
Selling and marketing expenses:
Promotion expenses	$3,485	$—
Total selling and marketing expenses:	$3,485	$—

General and administrative expenses:
Employee compensation	$416,574	$485,565
Audit fee	230,291	286,000
Consulting fee	80,133	28,221
Attorney fee	162,172	54,933
Service fee	191,351	—
Employee benefit expenses	42,023	5,008
Lease fee	51,455	—
Travel and Communication expenses	6,822	7,110
Investment relationship fee	48,020	8,655
Depreciation expenses of vehicles	9,133	9,199
Others	1,359	38,300
Total general and administrative expenses:	$1,239,333	$922,991

Operating expenses – Continuing operations	$1,242,818	$922,991

Operating expenses –Discontinued operations	—	409,271